Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Putnam Sustainable Leaders Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000865177
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Sustainable Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Sustainable Leaders Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 16 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 24%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

We invest mainly in common stocks of U.S. companies of any size, with a focus on companies that we believe exhibit a commitment to financially material sustainable business practices. Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also invest in non-U.S. companies.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet our sustainability criteria. In applying these criteria, we will assign each company a proprietary environmental, social and/or corporate governance (ESG) rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet our sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by us. This policy may be changed at any time upon notice to shareholders. In selecting each investment, we focus on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. We believe that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The integrated approach of the fund combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues. The characteristics that we may use when considering sustainability leadership include:

(1)	Materiality. The company is focused on sustainability issues that are relevant to long term business success.
(2)	Creativity and proactiveness. The company’s sustainability characteristics go beyond compliance to demonstrate heightened commitment.
(3)	Transparency. The company’s goals are specific, with candid and consistent progress reporting.
(4)	Impact. The sustainability characteristics create benefits that are meaningful both at the company and more broadly.

While the fund’s focus on companies that exhibit a commitment to sustainable business practices is expected to remain consistent, it is likely that sustainable business practices, as well as the specific metrics and measurements that the fund uses to evaluate them, will continue to evolve over time.

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund. Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.

The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, we may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before March 21, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/20)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.
Class B share performance reflects conversion to class A shares after eight years.
Effective March 1, 2021, Class C shares generally convert to Class A shares eight years after purchase. Prior to March 1, 2021, Class C shares generally converted to Class A shares ten years after purchase. Class C share performance does not reflect conversion to class A shares after eight years; had it, returns for the 10-year period would have been higher.

Putnam Sustainable Leaders Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Putnam Sustainable Leaders Fund | Russell 3000 Growth – S&P 500 Linked Benchmark** (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	16.95%	[1]
10 Years	rr_AverageAnnualReturnYear10	15.11%	[1]
Putnam Sustainable Leaders Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,784
Annual Return 2011	rr_AnnualReturn2011	(5.00%)
Annual Return 2012	rr_AnnualReturn2012	16.70%
Annual Return 2013	rr_AnnualReturn2013	36.28%
Annual Return 2014	rr_AnnualReturn2014	13.35%
Annual Return 2015	rr_AnnualReturn2015	(0.40%)
Annual Return 2016	rr_AnnualReturn2016	7.65%
Annual Return 2017	rr_AnnualReturn2017	29.05%
Annual Return 2018	rr_AnnualReturn2018	(0.90%)
Annual Return 2019	rr_AnnualReturn2019	35.83%
Annual Return 2020	rr_AnnualReturn2020	28.50%
1 Year	rr_AverageAnnualReturnYear01	21.11%
5 Years	rr_AverageAnnualReturnYear05	17.76%
10 Years	rr_AverageAnnualReturnYear10	14.47%
Putnam Sustainable Leaders Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.09%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	12.83%
Putnam Sustainable Leaders Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.89%
5 Years	rr_AverageAnnualReturnYear05	13.94%
10 Years	rr_AverageAnnualReturnYear10	11.64%
Putnam Sustainable Leaders Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,919
1 Year	rr_AverageAnnualReturnYear01	22.55%
5 Years	rr_AverageAnnualReturnYear05	18.07%
10 Years	rr_AverageAnnualReturnYear10	14.46%
Putnam Sustainable Leaders Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,919
1 Year	rr_AverageAnnualReturnYear01	26.56%
5 Years	rr_AverageAnnualReturnYear05	18.28%
10 Years	rr_AverageAnnualReturnYear10	14.29%
Putnam Sustainable Leaders Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
1 Year	rr_AverageAnnualReturnYear01	28.18%
5 Years	rr_AverageAnnualReturnYear05	18.87%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Putnam Sustainable Leaders Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 Year	rr_AverageAnnualReturnYear01	28.97%	[6]
5 Years	rr_AverageAnnualReturnYear05	19.54%	[6]
10 Years	rr_AverageAnnualReturnYear10	15.48%	[6]
Putnam Sustainable Leaders Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	28.84%
5 Years	rr_AverageAnnualReturnYear05	19.47%
10 Years	rr_AverageAnnualReturnYear10	15.44%

[1]	The Russell 3000 Growth-S&P 500 Linked Benchmark represents performance of the Russell 3000 Growth Index from the inception date of the fund, August 31, 1990, through July 31, 2019 and performance of the S&P 500 Index from August 1, 2019 forward. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.
[3]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the S&P 500 Index for portions of a performance period after August 1, 2019 and the Russell 3000 Growth Index for portions of a performance period prior to August 1, 2019. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.544%.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.
[6]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.